UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8217

Name of Fund: MuniHoldings New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004                   (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 151.0%
-----------------------------------------------------------------------------------------------------------------------------------
                              Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT(d):
                    $ 1,500       5.375% due 12/15/2017                                                                   $   1,600
                      1,500       5.50% due 12/15/2019                                                                        1,608
                      5,200       6% due 12/15/2023                                                                           5,704
                    ---------------------------------------------------------------------------------------------------------------
                      3,375   Albany, New York, IDA, Civic Facility Revenue Bonds (The University Heights
                              Association-Albany Law School), Series A, 6.75% due 12/01/2029(i)                               3,881
                    ---------------------------------------------------------------------------------------------------------------
                      1,000   Albany, New York, Municipal Water Finance Authority, Water and Sewer System, Revenue
                              Refunding Bonds, Series A, 6.375% due 12/01/2009(b)(f)                                          1,172
                    ---------------------------------------------------------------------------------------------------------------
                              Buffalo, New York, GO, Series D (d):
                      1,000       6% due 12/01/2009(f)                                                                        1,155
                      1,000       6% due 12/01/2013                                                                           1,138
                    ---------------------------------------------------------------------------------------------------------------
                      1,025   Erie County, New York, GO, Public Improvement, Series A, 5.75% due 10/01/2013(b)                1,155
                    ---------------------------------------------------------------------------------------------------------------
                              Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project)(d):
                      2,500       5.75% due 5/01/2019                                                                         2,826
                      5,150       5.75% due 5/01/2024                                                                         5,720
                    ---------------------------------------------------------------------------------------------------------------
                              Long Island Power Authority, New York, Electric System Revenue Bonds, Series A(a):
                      3,000       5% due 9/01/2029                                                                            3,037
                      2,500       5% due 9/01/2034                                                                            2,525
                    ---------------------------------------------------------------------------------------------------------------
                      2,400   Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project),
                              Series A, 5% due 7/01/2039(e)                                                                   2,415
                    ---------------------------------------------------------------------------------------------------------------
                      6,600   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds (Grand
                              Central Terminal), Series 1, 5.70% due 7/01/2005(d)(f)                                          6,808
                    ---------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Refunding
                              Bonds, Series D(e):
                        460       5.125% due 1/01/2012(f)                                                                       511
                        540       5.125% due 7/01/2022(j)                                                                       579
                    ---------------------------------------------------------------------------------------------------------------
                      7,280   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series
                              A, 5% due 11/15/2031(b)                                                                         7,352
                    ---------------------------------------------------------------------------------------------------------------
                      7,500   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding
                              Bonds, Series A, 5.50% due 11/15/2026(d)                                                        8,090
                    ---------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

    AMT         Alternative Minimum Tax (subject to)
DRIVERS         Derivative Inverse Tax-Exempt Receipts
     GO         General Obligation Bonds
    HFA         Housing Finance Agency
    IDA         Industrial Development Authority
    IDR         Industrial Development Revenue Bonds
    PCR         Pollution Control Revenue Bonds
    RIB         Residual Interest Bonds
   VRDN         Variable Rate Demand Notes

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
                    $ 3,000       RIB, Series 724X, 9.58% due 11/15/2032(d)(g)                                            $   3,645
                      2,500       Series A, 5.50% due 11/15/2018(a)                                                           2,776
                      2,500       Series A, 5.25% due 11/15/2031(b)                                                           2,607
                     29,000       Series A, 5.75% due 11/15/2032(d)                                                          32,115
                      1,500       Series B, 5% due 11/15/2028(e)                                                              1,521
                    ---------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds,
                              Series A(b):
                      3,500       5% due 7/01/2021                                                                            3,664
                      2,000       5% due 7/01/2025                                                                            2,053
                    ---------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds(f):
                      1,215       Series C, 4.75% due 1/01/2012(d)                                                            1,321
                      2,535       Series C, 4.75% due 7/01/2012(d)                                                            2,760
                      1,000       Series C-1, 5.50% due 7/01/2008(e)                                                          1,106
                    ---------------------------------------------------------------------------------------------------------------
                      2,500   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series A,
                              5% due 11/15/2032(b)                                                                            2,529
                    ---------------------------------------------------------------------------------------------------------------
                              Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
                              Series F(e):
                      6,300       5.25% due 11/15/2027                                                                        6,575
                      1,070       5% due 11/15/2031                                                                           1,082
                    ---------------------------------------------------------------------------------------------------------------
                      2,385   Monroe Woodbury, New York, Central School District, GO, 5.625% due 5/15/2023(e)                 2,549
                    ---------------------------------------------------------------------------------------------------------------
                              Nassau County, New York, Interim Finance Authority, Sales Tax Secured Revenue Refunding
                              Bonds, Series A-2(a):
                      5,545       5.375% due 11/15/2006(f)                                                                    5,933
                        460       5.375% due 11/15/2013(f)                                                                      490
                        135       5.375% due 11/15/2014                                                                         144
                    ---------------------------------------------------------------------------------------------------------------
                      5,210   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                              due 8/01/2009(d) **                                                                             5,965
                    ---------------------------------------------------------------------------------------------------------------
                        705   New York City, New York, City Health and Hospital Corporation, Health System Revenue
                              Bonds, Series A, 5.375% due 2/15/2026                                                             725
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Health and Hospital Corporation, Health System Revenue
                              Refunding Bonds, Series A:
                      3,000       5.25% due 2/15/2012(a)                                                                      3,315
                      2,000       5.25% due 2/15/2017(e)                                                                      2,155
                    ---------------------------------------------------------------------------------------------------------------
                        885   New York City, New York, City IDA, Civic Facility Revenue Bonds (Anti-Defamation League
                              Foundation), Series A, 5.50% due 6/01/2022(e)                                                     955
                    ---------------------------------------------------------------------------------------------------------------
                      1,200   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                              (Nightingale-Bamford School), 5.25% due 1/15/2017(a)                                            1,300
                    ---------------------------------------------------------------------------------------------------------------
                     16,125   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due 11/01/2015(d)     16,534
                    ---------------------------------------------------------------------------------------------------------------
                      7,965   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter-New York
                              Presbyterian), 5.75% due 12/15/2029(d)                                                          8,825
                    ---------------------------------------------------------------------------------------------------------------
                      5,000   New York City, New York, City IDA, Special Facilities Revenue Bonds (Terminal One Group),
                              AMT, 6.125% due 1/01/2024(e)                                                                    5,124
                    ---------------------------------------------------------------------------------------------------------------
                        500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029(d)                                  504
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Revenue Bonds:
                     11,500       RIB, Series 726X, 9.58% due 6/15/2027(e)(g)                                                13,882
                      2,850       Series A, 5.75% due 6/15/2031(b)                                                            3,131
                      3,970       Series B, 5.75% due 6/15/2006(e)(f)                                                         4,222
                     11,000       Series B, 5.75% due 6/15/2029(e)                                                           12,034
                    ---------------------------------------------------------------------------------------------------------------

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Municipal Water Finance Authority, Water and Sewer System
                              Revenue Refunding Bonds:
                    $ 4,250       Series A, 5.50% due 6/15/2005(b)(f)                                                     $   4,330
                      6,800       Series A, 5.50% due 6/15/2005(e)(f)                                                         6,928
                      2,250       Series A, 5.375% due 6/15/2026(d)                                                           2,350
                      1,250       Series A, 5.125% due 6/15/2034(e)                                                           1,272
                      7,380       Series B, 5.75% due 6/15/2026(e)                                                            7,812
                      1,500       Series B, 4.50% due 6/15/2029(a)                                                            1,421
                      4,900       Series B, 5% due 6/15/2036(d)                                                               4,936
                      3,725       Series C, 5% due 6/15/2035(a)                                                               3,749
                      4,000       VRDN, Series G, 1.62% due 6/15/2024(b)(h)                                                   4,000
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                              Bonds:
                      6,405       Series B, 6.25% due 11/15/2018(b)                                                           7,371
                      3,170       Series C, 5.50% due 5/01/2025                                                               3,405
                     16,200       Series C, 5% due 2/01/2033(b)                                                              16,353
                      2,500       Series E, 5.25% due 2/01/2022(e)                                                            2,664
                    ---------------------------------------------------------------------------------------------------------------
                      1,000   New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue
                              Refunding Bonds, Series B, 5% due 5/01/2030(a)                                                  1,010
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, City Transitional Finance Authority Revenue Bonds, Series
                              B(e)(f):
                      1,145       5.50% due 2/01/2012                                                                         1,276
                        805       5.50% due 2/01/2013                                                                           895
                    ---------------------------------------------------------------------------------------------------------------
                      1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds,
                              Series A, 5% due 11/15/2026(b)                                                                  1,019
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, GO:
                      4,750       RIB, Series 725X, 9.58% due 3/15/2027(d)(g)                                                 5,727
                      4,500       Series B, 5.75% due 8/01/2013(e)                                                            5,082
                      3,750       Series D, 5.25% due 10/15/2023                                                              3,931
                      4,200       Series D, 5% due 11/01/2034                                                                 4,201
                        925       Series I, 6.25% due 4/15/2007(e)(f)                                                         1,018
                        925       Series I, 6.25% due 4/15/2027(e)                                                            1,005
                      8,000       Series J, 5% due 5/15/2023                                                                  8,218
                      1,150       Sub-Series C-1, 5.25% due 8/15/2026                                                         1,196
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, GO, Refunding:
                      3,700       Series A, 6.25% due 5/15/2010(d)(f)                                                         4,230
                        290       Series A, 6.375% due 5/15/2010(b)(f)                                                          340
                        710       Series A, 6.375% due 5/15/2013(b)                                                             820
                      2,355       Series G, 5.75% due 2/01/2006(f)                                                            2,487
                      1,295       Series G, 5.75% due 2/01/2020                                                               1,353
                    ---------------------------------------------------------------------------------------------------------------
                              New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A:
                      7,750       5% due 10/15/2032                                                                           7,864
                      3,075       4.50% due 10/15/2033                                                                        2,904
                    ---------------------------------------------------------------------------------------------------------------

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                              New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds (American
                              Museum of Natural History), Series A(e):
                    $ 4,250       5% due 7/01/2036                                                                        $   4,302
                      6,000       5% due 7/01/2044                                                                            6,004
                    ---------------------------------------------------------------------------------------------------------------
                      2,300   New York State Dormitory Authority, Hospital Revenue Bonds (New York Methodist Hospital),
                              Series A, 6.05% due 8/01/2006(a)(c)(f)                                                          2,488
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Hospital Revenue Refunding Bonds:
                      1,000       (New York Presbyterian Hospital), 5.50% due 8/01/2011(a)(c)                                 1,118
                      2,300       (New York Presbyterian Hospital), Series A, 5.25% due 8/15/2019(d)                          2,487
                      2,000       (North General Hospital), 5.75% due 2/15/2017(k)                                            2,226
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Lease Revenue Bonds:
                      1,535       (Municipal Health Facilities Improvement Program), Series 1, 5.50% due 1/15/2014(d)         1,702
                        645       (Office Facilities Audit and Control), 5.50% due 4/01/2023(e)                                 705
                    ---------------------------------------------------------------------------------------------------------------
                      1,230   New York State Dormitory Authority, Mental Health Facilities Revenue Bonds, Series B,
                              5.25% due 2/15/2017(e)                                                                          1,340
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority Revenue Bonds:
                      1,340       (853 Schools Program), Issue 2, Series E, 5.75% due 7/01/2019(a)                            1,498
                      1,200       (Cooper Union of  Advanced Science), 6.25% due 7/01/2029(e)                                 1,360
                        500       (Fordham University), 5% due 7/01/2020(b)                                                     525
                      2,058       (Gustavus Adolphus Children's School), Series B, 5.50% due 7/01/2018(a)                     2,274
                      6,750       (Interfaith Medical Center), Series D, 5.40% due 2/15/2028(e)                               7,087
                      1,585       (Long Island University), Series B, 5.50% due 9/01/2020(i)                                  1,690
                      1,250       (Long Island University), Series B, 5.25% due 9/01/2028(i)                                  1,282
                      1,835       (Mental Health Services Facilities Improvement), Series B, 5.25% due 2/15/2023              1,928
                      1,100       (Mental Health Services Facilities Improvement), Series D, 5.875% due 2/15/2015(d)          1,207
                      1,180       (New York State Rehabilitation Association), Series A, 5.25% due 7/01/2019(l)               1,264
                      1,000       (New York State Rehabilitation Association), Series A, 5.125% due 7/01/2023(l)              1,041
                      1,845       (Pace University), 6% due 7/01/2019(e)                                                      2,105
                      3,500       (Pace University), 6% due 7/01/2029(e)                                                      3,954
                      1,750       (Saint Agnes Hospital), 5.40% due 2/15/2025(e)                                              1,858
                      2,150       (Saint Barnabas Hospital), 5.45% due 8/01/2035(a)(c)                                        2,278
                      1,240       (School Districts Financing Program), Series D, 5% due 10/01/2030(e)                        1,254
                      6,900       (School Districts Financing Program), Series E, 5.75% due 10/01/2030(e)                     7,635
                      1,400       (State University Educational Facilities), Series B, 5.75% due 5/15/2010(d)(f)              1,601
                      1,135       (Upstate Community Colleges), Series A, 6% due 7/01/2017(d)                                 1,295
                        190       (Upstate Community Colleges), Series A, 6% due 7/01/2018(d)                                   217
                        270       (Upstate Community Colleges), Series A, 6% due 7/01/2019(d)                                   308
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Dormitory Authority, Revenue Refunding Bonds:
                      3,700       (Bronx-Lebanon Hospital Center), Series E, 5.20% due 2/15/2013(e)                           3,987
                      1,865       (City University System), Series 1, 5.25% due 7/01/2014(b)                                  2,030
                      3,400       (Saint Charles Hospital and Rehabilitation Center), Series A, 5.625% due 7/01/2012(e)       3,713
                      1,370       (School District Financing Program), Series I, 5.75% due 10/01/2018(e)                      1,557
                         65       Series B, 5.50% due 2/15/2007(e)(f)                                                            71
                      4,485       Series B, 5.50% due 2/15/2007(e)(f)                                                         4,830
                    ---------------------------------------------------------------------------------------------------------------
                      7,000   New York State Dormitory Authority, State Personal Income Tax Education Revenue Bonds,
                              Series A, 5% due 3/15/2032(e)                                                                   7,075
                    ---------------------------------------------------------------------------------------------------------------

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 6,500   New York State Dormitory Authority, State University Educational Facilities Revenue
                              Refunding Bonds (1989 Resources), 6% due 5/15/2012(e)                                       $   7,389
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Energy Research and Development Authority, Facilities Revenue Refunding
                              Bonds (Consolidated Edison Co. of New York), Series A:
                     12,505       6.10% due 8/15/2020(a)                                                                     13,043
                      3,500       6.10% due 8/15/2020(e)                                                                      3,649
                    ---------------------------------------------------------------------------------------------------------------
                      6,000   New York State Energy Research and Development Authority, PCR, Refunding (Central Hudson
                              Gas and Electric), Series A, 5.45% due 8/01/2027(a)                                             6,392
                    ---------------------------------------------------------------------------------------------------------------
                      4,400   New York State Environmental Facilities Corporation, Water Facilities Revenue Refunding
                              Bonds (Spring Valley Water Company), Series B, 6.15% due 8/01/2024(a)                           4,503
                    ---------------------------------------------------------------------------------------------------------------
                              New York State HFA, Revenue Refunding Bonds, Series A:
                      2,000       (Fulton Manor), 6.10% due 11/15/2025(a)(c)                                                  2,088
                      1,560       (Housing Mortgage Project), 6.10% due 11/01/2015(d)                                         1,640
                      2,035       (Nursing Home and Health Care Project), 4.60% due 11/01/2006(e)                             2,119
                    ---------------------------------------------------------------------------------------------------------------
                        750   New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic
                              Development and Housing), Series A, 5% due 9/15/2023(e)                                           780
                    ---------------------------------------------------------------------------------------------------------------
                      1,000   New York State Medical Care Facilities Finance Agency Revenue Bonds (Mental Health
                              Services), Series A, 6% due 2/15/2005(e)(f)                                                     1,028
                    ---------------------------------------------------------------------------------------------------------------
                      6,800   New York State Medical Care Facilities, Mortgage Finance Agency Revenue Bonds (Montefiore
                              Medical Center), Series A, 5.75% due 2/15/2025(a)(c)                                            6,978
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds(e):
                      2,805       AMT, Series 84, 5.90% due 4/01/2022                                                         2,948
                      2,175       Series 89, 6% due 10/01/2017                                                                2,332
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds:
                      2,140       AMT, Series 67, 5.70% due 10/01/2017(e)                                                     2,221
                     13,495       AMT, Series 67, 5.80% due 10/01/2028(e)                                                    13,911
                      1,000       Series 61, 5.80% due 10/01/2017                                                             1,029
                      2,100       Series 83, 5.55% due 10/01/2027(e)                                                          2,163
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Mortgage Agency Revenue Bonds, AMT, Series 27:
                      3,500       5.80% due 10/01/2020                                                                        3,670
                      5,700       5.875% due 4/01/2030(e)                                                                     6,001
                    ---------------------------------------------------------------------------------------------------------------
                      1,655   New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82, 5.65%
                              due 4/01/2030(e)                                                                                1,719
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series C:
                      2,000       5.25% due 6/01/2019                                                                         2,130
                      3,900       5.25% due 6/01/2020                                                                         4,136
                      2,250       5.25% due 6/01/2021                                                                         2,373
                    ---------------------------------------------------------------------------------------------------------------
                              New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds, Series
                              B-1(b):
                      5,000       5.75% due 4/01/2013                                                                         5,633
                      3,000       5.75% due 4/01/2014                                                                         3,380
                    ---------------------------------------------------------------------------------------------------------------
                      3,045   New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue
                              Bonds, Series A, 5.25% due 4/01/2023(e)                                                         3,241
                    ---------------------------------------------------------------------------------------------------------------
                      3,095   New York State Thruway Authority, Service Contract Revenue Refunding Bonds (Local Highway
                              and Bridge), 6% due 4/01/2012(e)                                                                3,397
                    ---------------------------------------------------------------------------------------------------------------
                      1,400   New York State Thruway, Transportation Authority, State Personal Income Tax Revenue Bonds,
                              Series A, 5% due 3/15/2020(e)                                                                   1,477
                    ---------------------------------------------------------------------------------------------------------------
                      3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series
                              C-1, 5% due 3/15/2033(e)                                                                        3,032
                    ---------------------------------------------------------------------------------------------------------------

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                    $10,000   Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT, Series
                              B, 5.55% due 11/15/2024                                                                     $  10,672
                    ---------------------------------------------------------------------------------------------------------------
                      1,095   Niagara Falls, New York, Public Water Authority, Water and Sewer System Revenue Bonds,
                              Series A, 5.50% due 7/15/2026(e)                                                                1,141
                    ---------------------------------------------------------------------------------------------------------------
                      1,700   Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley), Series A,
                              5.20% due 2/01/2013(d)                                                                          1,831
                    ---------------------------------------------------------------------------------------------------------------
                      1,800   Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste Revenue Refunding
                              Bonds, 5.50% due 4/01/2013(d)                                                                   2,011
                    ---------------------------------------------------------------------------------------------------------------
                      2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One-Hundred
                              Thirty-Seventh Series, 5.125% due 7/15/2030(d)                                                  2,538
                    ---------------------------------------------------------------------------------------------------------------
                      6,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, DRIVERS, AMT, Series
                              177, 10.023% due 10/15/2032(e)(g)                                                               7,015
                    ---------------------------------------------------------------------------------------------------------------
                     13,365   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS AMT,
                              Series 278, 9.521% due 12/01/2022(e)(g)                                                        15,539
                    ---------------------------------------------------------------------------------------------------------------
                              Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                              International Air Terminal LLC), Series 6, AMT(e):
                      3,000       6.25% due 12/01/2011                                                                        3,394
                      7,830       6.25% due 12/01/2015                                                                        8,928
                      7,000       5.90% due 12/01/2017                                                                        7,637
                    ---------------------------------------------------------------------------------------------------------------
                      2,340   Rome, New York, City School District, GO, 5.50% due 6/15/2017(d)                                2,590
                    ---------------------------------------------------------------------------------------------------------------
                      5,000   Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College Project), Series
                              A, 5.45% due 12/01/2029(a)                                                                      5,329
                    ---------------------------------------------------------------------------------------------------------------
                      3,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                              Project), Series A, 5.625% due 7/01/2031(a)                                                     3,269
                    ---------------------------------------------------------------------------------------------------------------
                      4,355   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027           4,401
                    ---------------------------------------------------------------------------------------------------------------
                              Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                              (Ogden Martin System Huntington Project), AMT(a):
                      4,660       6% due 10/01/2010                                                                           5,271
                      5,000       6.15% due 10/01/2011                                                                        5,734
                      3,530       6.25% due 10/01/2012                                                                        4,090
                    ---------------------------------------------------------------------------------------------------------------
                              Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                      5,000       Series A-1, 5.25% due 6/01/2020(a)                                                          5,359
                     20,275       Series A-1, 5.25% due 6/01/2021(a)                                                         21,553
                      2,000       Series A-1, 5.25% due 6/01/2022(a)                                                          2,122
                      3,700       Series C-1, 5.50% due 6/01/2021                                                             4,000
                    ---------------------------------------------------------------------------------------------------------------
                      2,500   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,
                              Series A, 5% due 1/01/2032(e)                                                                   2,524
                    ---------------------------------------------------------------------------------------------------------------
                              Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds(e):
                     12,000       5.25% due 11/15/2023                                                                       12,745
                     10,815       5% due 11/15/2032                                                                          10,928
                      1,500       Series B, 5% due 11/15/2032                                                                 1,516
                    ---------------------------------------------------------------------------------------------------------------
                              Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
                      2,465       5% due 11/15/2028(a)                                                                        2,500
                      2,500       5% due 11/15/2032(b)                                                                        2,529
                      6,000       Series A, 5.25% due 11/15/2030(e)                                                           6,248
                    ---------------------------------------------------------------------------------------------------------------
                      2,000   United Nations Development Corporation, New York, Revenue Refunding Bonds, Senior Lien,
                              Series A, 5.25% due 7/01/2020                                                                   2,104
                    ---------------------------------------------------------------------------------------------------------------
                        680   Warren & Washington Counties, New York, IDA, Civic Facility Revenue Bonds (Glens Falls
                              Hospital Project), Series A, 5% due 12/01/2035(d)                                                 684
                    ---------------------------------------------------------------------------------------------------------------
                      7,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase College
                              Foundation Housing Project), Series A, 5.75% due 12/01/2031(a)                                  7,751
                    ---------------------------------------------------------------------------------------------------------------
                      1,795   Yonkers, New York, GO, Series A, 5.75% due 10/01/2015(b)                                        2,038
                    ---------------------------------------------------------------------------------------------------------------

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                       Face
                     Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 13.4%
-----------------------------------------------------------------------------------------------------------------------------------
                              Puerto Rico Commonwealth, GO, Refunding, Series A:
                    $ 9,395       4% due 7/01/2031(b)                                                                     $   9,602
                      2,500       5% due 7/01/2031(d)                                                                         2,719
                    ---------------------------------------------------------------------------------------------------------------
                              Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                              Bonds:
                      4,800       5.25% due 7/01/2017(b)                                                                      5,265
                      1,250       Trust Receipts, Class R, Series B, 9.744% due 7/01/2035(e)(g)                               1,580
                    ---------------------------------------------------------------------------------------------------------------
                     15,495   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                              Refunding Bonds, Series D, 5.75% due 7/01/2041                                                 16,797
                    ---------------------------------------------------------------------------------------------------------------
                              Puerto Rico Commonwealth, Public Improvement, GO, Series A:
                      4,600       5.25% due 7/01/2019                                                                         4,894
                      7,475       5.25% due 7/01/2020                                                                         7,919
                    ---------------------------------------------------------------------------------------------------------------
                      4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029      4,844
                    ---------------------------------------------------------------------------------------------------------------
                      3,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                              Series J, 5% due 7/01/2036(a)                                                                   3,263
                    ---------------------------------------------------------------------------------------------------------------
                      5,600   Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 9.411%
                              due 8/01/2030(g)                                                                                6,389
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                              Series C(e):
                      3,700       5.25% due 10/01/2021                                                                        3,945
                      1,050       5.25% due 10/01/2022                                                                        1,115
                    ---------------------------------------------------------------------------------------------------------------
                              Total Municipal Bonds (Cost - $746,183) - 165.5%                                              778,005
                    ===============================================================================================================

                     Shares
                       Held   Short-Term Securities
                    ---------------------------------------------------------------------------------------------------------------
                         29   CMA New York Municipal Money Fund (m)                                                              29
                    ---------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities (Cost - $29) - 0.0%                                                    29
                    ===============================================================================================================
                              Total Investments (Cost - $746,212*) - 165.5%                                                 778,034

                              Other Assets Less Liabilities - 1.1%                                                            5,166

                              Preferred Stock, at Redemption Value - (66.6%)                                               (313,047)
                                                                                                                          ---------
                              Net Assets Applicable to Common Stock - 100.0%                                              $ 470,153
                                                                                                                          =========

* The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 746,212
                                                                      =========
      Gross unrealized appreciation                                   $  33,219
      Gross unrealized depreciation                                      (1,397)
                                                                      ---------
      Net unrealized appreciation                                     $  31,822
                                                                      =========
      --------------------------------------------------------------------------

** All or a portion of security held as collateral in connection with open financial futures contracts.

                                        MuniHoldings New York Insured Fund, Inc.

Schedule of Investments as of November 30, 2004 (concluded)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FHA Insured.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(i)   Radian Insured.
(j)   Escrowed to maturity.
(k)   XL Capital Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                        Activity           Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                       1         $     1
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of November 30, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Notional       Unrealized
                                                         Amount     Appreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
        Bond Market Association Municipal
        Swap Index Rate and pay a fixed rate
        equal to 3.679% interest

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2014                          $ 78,000         $   111
      --------------------------------------------------------------------------

      Financial futures contracts sold as of November 30, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                      Expiration            Face       Unrealized
      Contracts      Issue                 Date           Value     Appreciation
      --------------------------------------------------------------------------
         380      Ten-Year U.S.        December
                  Treasury Bond            2004         $ 41,950          $ 402
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    President
    MuniHoldings New York Insured Fund, Inc.

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.
    President
    MuniHoldings New York Insured Fund, Inc.

Date: January 13, 2005


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New York Insured Fund, Inc.

Date: January 13, 2005